JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

June 27, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 97 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 99 to its Registration Statement under the 1940 Act (“Amendment No. 97”).

Amendment No. 97 is being filed paragraph (b) of Rule 485 under the 1933 Act to become effective on June 27, 2013. The purpose of this filing is to incorporate comments from the Staff of the Commission on the initial filing of the Funds under Rule 485(a) of the 1933 Act and to complete the registration of new classes of Alternative Asset Allocation Fund, International Growth Opportunities Fund, International Small Company Fund, Global Absolute Return Strategies Fund, Global High Yield Fund and Short Duration Credit Opportunities Fund, each a separate series of the Trust. The undersigned represents that Amendment No. 97 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call me at 617-663-2261.

Sincerely,

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary